Schedule III-Supplementary Insurance Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplementary Insurance Information [Abstract]
Future policy benefits and expenses	$ 216,602	$ 210,978	$ 146,041
Unearned premiums	4,004	4,281	2,996
Claims and benefits payable	107,075	108,426	110,544
Premium revenue	21,669	23,702	27,343
Net investment income	5,965	6,834	7,000
Benefits claims, losses and settlement expenses	16,327	15,941	21,281
Other operating expenses	$ 6,689	$ 7,755	$ 9,935